Financing Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	$ 13,501
Amounts due in 2014	5,702
Amounts due in 2015	4,164
Amounts due in 2016	2,325
Amounts due in 2017	1,898
Amounts due thereafter	1,017
Total amounts due	28,607
Guaranteed residual value	477
Unguaranteed residual value	497
Less: Unearned income	(998)	(944)	(969)
Total gross finance receivables	28,583	25,125	23,106
Less: Allowance for credit losses	(426)	(369)	(363)	(377)
Total net finance receivables	28,157	24,756	22,743
Retail Installment Sale Contracts
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	1,931
Amounts due in 2014	1,440
Amounts due in 2015	961
Amounts due in 2016	491
Amounts due in 2017	183
Amounts due thereafter	31
Total amounts due	5,037
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(74)
Total gross finance receivables	4,963
Wholesale Installment Sale Contracts
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	286
Amounts due in 2014	13
Amounts due in 2015	8
Amounts due in 2016	3
Amounts due in 2017	0
Amounts due thereafter	0
Total amounts due	310
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	0
Total gross finance receivables	310
Retail Finance Leases
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	3,239
Amounts due in 2014	2,180
Amounts due in 2015	1,252
Amounts due in 2016	618
Amounts due in 2017	249
Amounts due thereafter	125
Total amounts due	7,663
Guaranteed residual value	420
Unguaranteed residual value	469
Less: Unearned income	(772)
Total gross finance receivables	7,780
Wholesale Finance Leases
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	103
Amounts due in 2014	66
Amounts due in 2015	48
Amounts due in 2016	25
Amounts due in 2017	6
Amounts due thereafter	0
Total amounts due	248
Guaranteed residual value	57
Unguaranteed residual value	28
Less: Unearned income	(25)
Total gross finance receivables	308
Retail Notes
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	4,069
Amounts due in 2014	1,837
Amounts due in 2015	1,715
Amounts due in 2016	1,175
Amounts due in 2017	1,454
Amounts due thereafter	861
Total amounts due	11,111
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(87)
Total gross finance receivables	11,024
Wholesale Notes
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	3,873
Amounts due in 2014	166
Amounts due in 2015	180
Amounts due in 2016	13
Amounts due in 2017	6
Amounts due thereafter	0
Total amounts due	4,238
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(40)
Total gross finance receivables	$ 4,198